Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 59,184	₩ 34,643	₩ 45,929
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	48,625	28,841	38,211
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 10,559	₩ 5,802	₩ 7,718